Deferred tax assets and liabilities - Narrative (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Income Taxes [Abstract]
Unused tax losses for which no deferred tax asset recognised	$ 404	$ 369
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 551	$ 442